Summary of Significant Accounting Policies (Details)	5 Months Ended
Dec. 31, 2020 USD ($) shares
Summary of Significant Accounting Policies (Details) [Line Items]
Cash equivalents held in money market funds (in Dollars) | $	$ 277,500,000
Maturity days	185 days
Federal depository insurance coverage limit (in Dollars) | $	$ 250,000
U.S. Treasury securities [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Maturity days	185 days
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued for warrants	21,425,000
Initial public offering as derivative warrant liabilities	(13,875,000)
Private Placement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Private placement derivative warrant liabilities	(7,550,000)
Warrants sold in public offering and private placement to purchase an aggregate shares	21,425,000
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares subject to possible redemption	21,359,616